Shareholder Report, Line Graph (Details) DFHE_DFA Global Sustainability Fixed Income Portfolio_Institutional_TSR Annual {Institutional} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Nov. 06, 2018	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name								DFA Global Sustainability Fixed Income Portfolio – Institutional
Accumulated Value	$ 11,079	$ 9,954	$ 9,647	$ 11,605	$ 11,815	$ 11,165	$ 10,000	$ 11,687
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Bond Index (hedged to USD)
Accumulated Value	$ 11,266	$ 10,250	$ 10,076	$ 11,466	$ 11,562	$ 11,083	$ 10,000	$ 11,863